Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of presentation

The accompanying unaudited financial statements as of September 30, 2020, for the three and nine months ended September 30, 2020 and 2019, have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020. These unaudited condensed financial statements should be read in conjunction with the audited financial statements contained in the Company’s Form 10-K filed with the SEC on February 24, 2020.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when acquired to be cash equivalents.

Marketable Securities

The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is recognized as gains or losses in the accompanying Statements of Operations. The estimated fair values of financial instruments are determined using available market information.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and marketable securities held for trading. Cash and cash equivalents are maintained in accounts with financial institutions, which, at times may exceed the Federal depository insurance coverage of $250,000. At September 30, 2020 and December 31, 2019, the Company had not experienced losses on this account and management believes the Company is not exposed to significant credit risks on such account. The Company’s marketable securities portfolio consists of U.S Treasury Bills and money market funds with an original maturity of 180 days or less.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. Marketable securities are classified as trading securities and are therefore recognized at fair value. The fair value for trading securities is determined using quoted market prices.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

ASC 820, Fair Value Measurement and Disclosures, requires all entities to disclose the fair value of financial instruments, both assets and liabilities for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of September 30, 2020 and December 31, 2019, the recorded values of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, convertible note payable to related party and promissory note payable to related party approximate the fair values due to the short-term nature of the instruments. The Company’s portfolio of marketable securities is comprised of an investment in U.S Treasury Bills and money market fund with an original maturity of 180 days or less. The fair value for trading securities is determined using quoted market prices.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at September 30, 2020 and December 31, 2019, 10,893,219 and 14,461,820 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets, respectively.

Net Income (Loss) per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 23,285,000 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share is the same as basic earnings per share for the period.

The Company’s unaudited condensed statements of operations include a presentation of income (loss) per share for common stock subject to redemption in a manner similar to the two-class method of income (loss) per share. Net income per share, basic and diluted for Class A common stock is calculated by dividing the interest income earned on the Trust Account, net of applicable taxes, by the weighted average number of shares of Class A common stock outstanding since the initial issuance. Net income (loss) per share, basic and diluted for Class B common stock is calculated by dividing the net income, less income attributable to Class A common stock, by the weighted average number of shares of Class B common stock outstanding for the periods.

Reconciliation of net income (loss) per common stock

The Company’s net income is adjusted for the portion of income that is attributable to Class A common stock subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Company. Accordingly, basic and diluted income per Class A common stock is calculated as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Net (loss) income	$(924,336)	$477,190	$(1,124,265)	$1,466,643
Less: Income attributable to Class A common stock	-	(721,981)	(428,470)	(1,421,570)
Adjusted net loss attributable to Class B common stock	$(924,336)	$(244,791)	$(1,552,735)	$45,073

Weighted average shares outstanding of Class A common stock	13,302,920	15,525,000	14,679,742	15,525,000
Basic and diluted net income per share, Class A	$-	$0.05	$0.03	$0.09
Weighted average shares outstanding of Class B common stock	3,881,250	3,881,250	3,881,250	3,881,250
Basic and diluted net loss per share, Class B	$(0.24)	$(0.06)	$(0.40)	$0.01

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at September 30, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company has recorded deferred tax liabilities relating to unrealized gains on investments as of September 30, 2020 and December 31, 2019 amounting to $0 and approximately $128,000, as well as deferred tax assets relating to expenses deferred for income tax purposes and an offsetting full valuation allowance of approximately $641,000 and $314,000, respectively.

The table below presents the Company’s deferred tax liabilities:

	September 30, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryovers	$-	$-
Start-up cost	641,420	313,660
Total deferred tax assets	641,420	313,660
Valuation allowance	(641,420)	(313,660)

Deferred tax liabilities
Unrealized gain/loss	-	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$-	$(128,105)

The table below presents the components of the provision for income taxes:

	September 30, 2020	December 31, 2019
Federal
Current	$242,002	$547,749
Deferred	(455,865)	(40,546)
State and Local
Current	-	-
Deferred	-	-
Change in Valuation allowance	327,760	168,651
Income tax provision (benefit)	$113,897	$675,854

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2. Summary of Significant Accounting Policies

Basis of presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when acquired to be cash equivalents.

Marketable Securities

The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is recognized as gains or losses in the accompanying Statements of Operations. The estimated fair values of financial instruments are determined using available market information.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and marketable securities held for trading. Cash and cash equivalents are maintained in accounts with financial institutions, which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2019 and 2018, the Company had not experienced losses on this account and management believes the Company is not exposed to significant credit risks on such account. The Company’s marketable securities portfolio consists of U.S. Treasury Bills and money market funds with an original maturity of 180 days or less.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. Marketable securities are classified as trading securities and are therefore recognized at fair value. The fair value for trading securities is determined using quoted market prices.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

ASC 820, Fair Value Measurement and Disclosures, requires all entities to disclose the fair value of financial instruments, both assets and liabilities for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of December 31, 2019 and 2018, the recorded values of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, and note payable to related parties approximate the fair values due to the short-term nature of the instruments. The Company’s portfolio of marketable securities is comprised of an investment in U.S Treasury Bills and money market fund with an original maturity of 180 days or less. The fair value for trading securities is determined using quoted market prices.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2019 and 2018, 14,461,820 and 14,500,444 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets, respectively.

Net Income (Loss) per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 23,285,000 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share is the same as basic earnings per share for the period.

The Company’s statements of operations include a presentation of income (loss) per share for common stock subject to redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per share, basic and diluted for Class A common stock is calculated by dividing the interest income earned on the Trust Account, net of applicable taxes, by the weighted average number of shares of Class A common stock outstanding since the initial issuance. Net income (loss) per share, basic and diluted for Class B common stock is calculated by dividing the net income (loss), less income attributable to Class A common stock, by the weighted average number of shares of Class B common stock outstanding for the periods.

Reconciliation of net income (loss) per common stock

The Company’s net income is adjusted for the portion of income that is attributable to Class A common stock subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Company. Accordingly, basic and diluted income per Class A common stock is calculated as follows:

	For the Years Ended December 31,
	2019	2018
Net income	$1,771,836	$592,850
Less: Income attributable to Class A common stock	(2,598,143)	(1,179,134)
Adjusted net loss attributable to Class B common stock	$(826,307)	$(586,284)

Weighted average shares outstanding of Class A common stock	15,525,000	15,525,000
Basic and diluted net income per share, Class A	$0.17	$0.08
Weighted average shares outstanding of Class B common stock	3,881,250	3,881,250
Basic and diluted net loss per share, Class B	$(0.21)	$(0.15)

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2019 and 2018. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Landsea Homes [Member]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation and Consolidation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

These consolidated financial statements include certain assets and liabilities recorded on the books of LHC that are related to assets and liabilities directly attributable to the Company.

The Company was historically funded as part of LHC's treasury program. Cash and cash equivalents were primarily centrally managed through bank accounts legally owned by LHC. Accordingly, cash and cash equivalents held by LHC at the corporate level were not attributed to the Company for any of the periods presented. Only cash amounts legally owned by entities dedicated to the Company are reflected in the consolidated balance sheets. Transfers of cash, both to and from LHC's treasury program, are reflected as a component of additional paid-in capital in the consolidated balance sheets and as a financing activity on the accompanying consolidated statements of cash flows.

As the functional departments that make up the Company were not held by a single legal entity, balances between the Company and LHC that were not historically cash settled are included in additional paid-in capital. Additional paid-in capital represents LHC's interest in the recorded assets of the Company and represents the cumulative investment by LHC in the Company through the dates presented.

LHC holds a series of notes payable to affiliated entities of its parent. The cash LHC received from this debt was partially utilized to fund operations of the Company. Related party interest incurred by LHC ("Related Party Interest") was historically pushed down to the Company and reflected on the consolidated balance sheets of the Company, primarily in real estate inventories, and on the consolidated statements of operations in cost of sales. Similarly, LHC held a note payable with a third party, the interest of which has been pushed down to the Company. Refer to Note 5 - Capitalized Interest for further detail. As the Company did not guarantee the notes payable nor have any obligations to repay the notes payable, and as the notes payable will not be assigned to the Company, the notes payable do not represent the liability of the Company and accordingly have not been reflected in the consolidated balance sheets.

During the periods presented in the consolidated financial statements, the Company was included in the consolidated U.S. federal, and certain state and local income tax returns filed by LHC, where applicable. Income tax expense and other income tax related information contained in these consolidated financial statements are presented on a separate return basis as if the Company had filed its own tax returns. Additionally, certain tax attributes such as net operating losses or credit carryforwards are presented on a separate return basis, and accordingly, may differ in the future. In jurisdictions where the Company has been included in the tax returns filed by LHC, any income tax payables or receivables resulting from the related income tax provisions have been reflected in the consolidated balance sheets and the effect of the push down is reflected within additional paid-in capital.

The management of the Company believes that the assumptions underlying the consolidated financial statements, including the assumptions regarding the allocated expenses, reasonably reflect the utilization of services provided, or the benefit received by the Company during the periods presented. Nevertheless, the statements may not be indicative of the Company's future performance, do not necessarily include all of the actual expenses that would have been incurred had the Company been an independent entity during the historical periods, and may not reflect the results of operations, financial position, and cash flows had the Company been a stand-alone company during the periods presented.

The accompanying unaudited consolidated financial statements have been prepared in accordance with GAAP for interim financial information and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") and should be read in conjunction with the consolidated financial statements and notes thereto included elsewhere in this document for the year ended December 31, 2019. The accompanying unaudited consolidated financial statements include all adjustments (consisting of normal recurring entries) necessary for the fair presentation of our results for the interim period presented. Results for the interim periods are not necessarily indicative of the results to be expected for the full year due to seasonal variations and other factors, such as the effects of the novel coronavirus ("COVID-19") and its impact on our future results.

Use of Estimates—The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

Reclassifications—Certain amounts in the Company's prior period financial statements and disclosures have been reclassified to conform to the current period presentation. These reclassifications have not changed the results of operations of prior periods.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes the methodology for recognizing credit losses and is effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted. The Company adopted ASU 2016-13 on January 1, 2020, which did not have a material impact to the consolidated financial statements as a result of adoption.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates Step 2 from the goodwill impairment test. This change will allow an entity to avoid performing a hypothetical purchase price allocation to measure goodwill impairment and therefore reduce the cost and complexity of evaluating goodwill for impairment. This amendment was effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted. The Company adopted ASU 2017-04 on January 1, 2020, which did not have a material impact to the consolidated financial statements as a result of adoption.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in ASU 2018-13 modify certain disclosure requirements of fair value measurements and are effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted for any removed or modified disclosures. The Company adopted ASU 2018-13 on January 1, 2020, which did not have a material impact to the consolidated financial statements as a result of adoption.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This new guidance will be effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company adopted ASU 2018-15 on January 1, 2020, which did not have a material impact to the consolidated financial statements as a result of adoption.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application for fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2019-12 and does not expect a material impact to the consolidated financial statements as a result of adoption.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815). ASU 2020-01 clarifies the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of ASU 2020-01 and does not expect a material impact to the consolidated financial statements as a result of adoption.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform, particularly the cessation of the London Interbank Offered Rate ("LIBOR"), on financial reporting. The Company is currently evaluating the impact of ASU 2020-04 and does not expect a material impact to the consolidated financial statements as a result of adoption.

2.	Summary of Significant Accounting Policies

Basis of Presentation and Consolidation—The accompanying consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company and all subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

These consolidated financial statements include certain assets and liabilities recorded on the books of LHC that are related to assets and liabilities directly attributable to the Company.

The Company was historically funded as part of LHC's treasury program. Cash and cash equivalents were primarily centrally managed through bank accounts legally owned by LHC. Accordingly, cash and cash equivalents held by LHC at the corporate level were not attributed to the Company for any of the periods presented. Only cash amounts legally owned by entities dedicated to the Company are reflected in the consolidated balance sheets. Transfers of cash, both to and from LHC's treasury program, are reflected as a component of additional paid-in capital in the consolidated balance sheets and as a financing activity on the accompanying consolidated statements of cash flows.

As the functional departments that make up the Company were not held by a single legal entity, balances between the Company and LHC that were not historically cash settled are included in additional paid-in capital. Additional paid-in capital represents LHC's interest in the recorded assets of the Company and represents the cumulative investment by LHC in the Company through the dates presented.

LHC holds a series of notes payable to affiliated entities of its parent. The cash LHC received from this debt was partially utilized to fund operations of the Company. Related party interest incurred by LHC (the "Related Party Interest") was historically pushed down to the Company and reflected on the consolidated balance sheets of the Company, primarily in real estate inventories, and on the consolidated statements of operations in cost of sales. Similarly, LHC holds a note payable with a third party, the interest of which was also historically pushed down to the Company. Refer to Note 5 - Capitalized Interest for further detail. As the Company did not guarantee the notes payable nor have any obligations to repay the notes payable, and as the notes payable will not be assigned to the Company, the notes payable do not represent the liability of the Company and accordingly have not been reflected in the consolidated balance sheets.

During the periods presented in the consolidated financial statements, the Company was included in the consolidated U.S. federal, and certain state and local income tax returns filed by LHC, where applicable. Income tax expense and other income tax related information contained in these consolidated financial statements are presented on a separate return basis as if the Company had filed its own tax returns. Additionally, certain tax attributes such as net operating losses or credit carryforwards are presented on a separate return basis, and accordingly, may differ in the future. In jurisdictions where the Company has been included in the tax returns filed by LHC, any income tax payables or receivables resulting from the related income tax provisions have been reflected in the consolidated balance sheets and the effect of the push down is reflected within additional paid-in capital.

The management of the Company believes that the assumptions underlying the consolidated financial statements, including the assumptions regarding the allocated expenses, reasonably reflect the utilization of services provided, or the benefit received by the Company during the periods presented. Nevertheless, the statements may not be indicative of the Company's future performance, do not necessarily include all of the actual expenses that would have been incurred had the Company been an independent entity during the historical periods, and may not reflect the results of operations, financial position, and cash flows had the Company been a stand-alone company during the periods presented.

Business Combinations—Acquisitions are accounted for in accordance with ASC Topic 805-10, “Business Combinations.” In connection with the 2019 acquisition of Pinnacle West Homes Holding Corp. ("Pinnacle West"), management determined that the Company obtained control of a business and inputs, processes and outputs in exchange for cash consideration. All material assets and liabilities, including contingent consideration, were measured and recognized at fair value as of the date of the acquisition to reflect the purchase price paid, which resulted in goodwill. Refer to Note 3 - Business Combinations for further information regarding the purchase price allocation and related acquisition accounting.

Use of Estimates—The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

Cash and Cash Equivalents—The Company defines cash and cash equivalents as cash on hand, demand deposits with financial institutions, and short-term liquid investments with a maturity date of less than three months from the date of purchase.

Restricted Cash—Restricted cash consists of cash, cash equivalents, and certificates of deposit held as collateral related to development obligations or held in escrow by the Company's loan service providers on behalf of the lenders and disbursed in accordance with agreements between the transacting parties.

Cash Held in Escrow—Cash held in escrow consists of amounts related to the proceeds from home closings held for the Company's benefit in escrow, which are typically held for less than a few days.

Real Estate Held for Sale—The Company presents real estate assets that qualify as held for sale separately in the consolidated balance sheets. Subsequent to classification of an asset as held for sale, no depreciation is recorded. Real estate assets held for sale are measured at the lower of the carrying amount or the fair value less the cost to sell. During the year ended December 31, 2018, the Company was presented an offer for its final condominium in a building located in Weehawken, New Jersey for less than the asking price of the condominium. After considering the advantages and disadvantages of selling the unit versus waiting for a higher offer, the Company decided to accept the offer and sell the condominium and avoid future carrying costs. The asset was impaired at the time the offer was accepted and the fair value was determined using the executed sales agreement, less the Company's estimated costs to sell. The impairment and ultimate sale recognition all occurred during the year ended 2018.

Real Estate Inventories and Cost of Sales—The Company capitalizes pre-acquisition costs, land deposits, land, development, and other allocated costs, including interest, property taxes, and indirect construction costs to real estate inventories. Pre-acquisition costs, including non-refundable land deposits, are expensed to other (expense) income, net, if the Company determines continuation of the prospective project is not probable.

Land, development, and other common costs are typically allocated to real estate inventories using a methodology that approximates the relative-sales-value method. If the relative-sales-value-method is impracticable, costs are allocated based on area methods (such as square footage or lot size) or other value methods as appropriate under the circumstances. Home construction costs per production phase are recorded using the specific identification method. Cost of sales for homes closed includes the estimated total construction costs of each home at completion and an allocation of all applicable land acquisition, land development, and related common costs (both incurred and estimated to be incurred) based upon the relative-sales-value of the home within each project. Changes in estimated development and common costs are allocated prospectively to remaining homes in the project.

In accordance with ASC 360, Property, Plant and Equipment, inventory is stated at cost, unless the carrying amount is determined not to be recoverable, in which case inventory is written down to its fair value. The Company reviews each real estate asset on a periodic basis or whenever indicators of impairment exist. Real estate assets include projects actively selling and projects under development or held for future development. Indicators of impairment include, but are not limited to, significant decreases in local housing market values and selling prices of comparable homes, significant decreases in gross margins and sales absorption rates, costs significantly in excess of budget, and actual or projected cash flow losses.

If there are indicators of impairment, the Company performs a detailed budget and cash flow review of the applicable real estate inventories to determine whether the estimated remaining undiscounted future cash flows of the project are more or less than the asset’s carrying value. If the undiscounted estimated future cash flows are more than the asset’s carrying value, no impairment adjustment is required. However, if the undiscounted estimated future cash flows are less than the asset’s carrying value, the asset is deemed impaired and is written down to fair value in accordance with ASC 820, Fair Value Measurements and Disclosures.

When estimating undiscounted estimated future cash flows of a project, the Company makes various assumptions, including: (i) expected sales prices and sales incentives to be offered, including the number of homes available, pricing and incentives being offered by the Company or other builders in other projects, and future sales price adjustments based on market and economic trends; (ii) expected sales pace and cancellation rates based on local housing market conditions, competition and historical trends; (iii) costs expended to date and expected to be incurred including, but not limited to, land and land development costs, home construction costs, interest costs, indirect construction and overhead costs, and selling and marketing costs; (iv) alternative product offerings that may be offered that could have an impact on sales pace, sales price and/or building costs; and (v) alternative uses for the property.

Many assumptions are interdependent and a change in one may require a corresponding change to other assumptions. For example, increasing or decreasing sales absorption rates has a direct impact on the estimated per unit sales price of a home, the level of time sensitive costs (such as indirect construction, overhead and carrying costs), and selling and marketing costs (such as model maintenance costs and advertising costs). Depending on the underlying objective of the project, assumptions could have a significant impact on the projected cash flow analysis. For example, if the Company's objective is to preserve operating margins, its cash flow analysis will be different than if the objective is to increase the velocity of sales. These objectives may vary significantly from project to project and over time.

If real estate assets are considered impaired, the impairment adjustments are calculated by determining the amount the asset's carrying value exceeds its fair value in accordance with ASC 820. The Company calculates the fair value of real estate projects by using either a land residual value analysis or a discounted cash flow analysis. Under the land residual value analysis, the Company estimates what a willing buyer would pay and what a willing seller would sell a parcel of land for (other than in a forced liquidation) in order to generate a market rate operating margin and return. Under the discounted cash flow method, the fair value is determined by calculating the present value of future cash flows using a risk adjusted discount rate. Critical assumptions that are included as part of these analyses include estimating future housing revenues, sales absorption rates, land development, construction and related carrying costs (including future capitalized interest), and all direct selling and marketing costs. This evaluation and the assumptions used by management to determine future estimated cash flows and fair value require a substantial degree of judgment, especially with respect to real estate projects that have a substantial amount of development to be completed, have not started selling or are in the early stages of sales, or are longer in duration. Actual revenues, costs and time to complete and sell a community could vary from these estimates, which could impact the calculation of fair value of the asset and the corresponding amount of impairment that is recorded in the Company's results of operations.

Real Estate Inventories Not Owned—The Company had land banking arrangements, whereby it sold land parcels to a land banker and the land banker provided an option to repurchase finished lots on a predetermined schedule. Because of the Company's options to repurchase these parcels and in accordance with ASC 360-20-40-38, these transactions were considered a financing transaction rather than a sale. All remaining lots were repurchased during 2019 and therefore, there is no balance on the December 31, 2019 consolidated balance sheet. At December 31, 2018, real estate inventories of $66.7 million were recorded to “real estate inventories not owned,” with a corresponding amount of $41.7 million recorded to “liabilities from real estate inventories not owned” for the amount of net cash received, less any repayments, from the land bank transactions.

Capitalization of Interest—The Company follows the practice of capitalizing interest to real estate inventories during the period of development and to investments in unconsolidated joint ventures, when applicable, in accordance with ASC 835, Interest. Interest capitalized as a component of real estate inventories is included in cost of sales as related homes or lots are sold. To the extent interest is capitalized to investment in unconsolidated joint ventures, it is included as a reduction of income from unconsolidated joint ventures when the related homes or lots are sold to third parties. To the extent the Company's debt exceeds its qualified assets as defined in ASC 835, the Company expenses a portion of the interest incurred. Qualified assets represent projects that are actively selling or under development as well as investments in unconsolidated joint ventures accounted for under the equity method until such equity investees begin their principal operations.

Investment in and Advances to Unconsolidated Joint Ventures—The Company uses the equity method to account for investments in joint ventures that qualify as variable interest entities ("VIEs") where the Company is not the primary beneficiary and other entities that it does not control but has the ability to exercise significant influence over the operating and financial policies of the investee. The Company also uses the equity method when it functions as the managing member or general partner and its venture partner has substantive participating rights or where the Company can be replaced by its venture partner as managing member without cause.

As of December 31, 2019 and 2018, the Company concluded that some of its joint ventures were VIEs. The Company concluded that it was not the primary beneficiary of the variable interest entities and, accordingly, accounted for these entities under the equity method of accounting.

Under the equity method, the Company recognizes its proportionate share of earnings and losses generated by the joint venture upon the delivery of lots or homes to third parties. Investments from third party joint venture partners, including their proportionate share of earnings or losses, are recorded in noncontrolling interests on the consolidated balance sheets. The Company's proportionate share of intra-entity profits and losses, to the extent they exist, are eliminated until the related asset has been sold by the unconsolidated joint venture to third parties. The Company classifies cash distributions received from equity method investees using the cumulative earnings approach consistent with ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. Under the cumulative earnings approach, distributions received are considered returns on investment and shall be classified as cash inflows from operating activities unless the cumulative distributions received less distributions received in prior periods that were determined to be returns on investment exceed cumulative equity in earnings. When such an excess occurs, the current-period distribution up to this excess is considered a return of investment and shall be classified as cash inflows from investing activities. The Company's ownership interests in its unconsolidated joint ventures vary but are generally less than or equal to 51%. The accounting policies of the Company's joint ventures are consistent with those of the Company.

The Company reviews real estate inventory held by its unconsolidated joint ventures for impairment, consistent with its real estate inventories. The Company also reviews its investments in and advances to unconsolidated joint ventures for evidence of other-than-temporary declines in value. To the extent the Company deems any portion of its investment in and advances to unconsolidated joint ventures as not recoverable, the Company would impair its investment accordingly. For the years ended December 31, 2019, and 2018, no impairments related to investment in and advances to unconsolidated joint ventures were recorded.

Notes Receivable from Lot Sales—In the ordinary course of land sale activities, the full purchase price may not be received upon the close of escrow. When this situation arises, the Company will enter into a promissory note agreement with the buyer stating repayment terms. These agreements typically do not bear interest and have floating maturity dates that are based upon performance conditions set forth in each agreement. The Company assesses the collectability of these receivables on a periodic basis and the balance, net of allowance for losses, is disclosed as notes receivable from lot sales on the consolidated balance sheets. As of December 31, 2019 and 2018, no allowance was recorded related to notes receivable from lot sales.

Goodwill—The excess of the purchase price of a business acquisition over the net fair value of assets acquired and liabilities assumed is capitalized as goodwill in accordance with ASC 350, Intangibles–Goodwill and Other. ASC 350 requires that goodwill and intangible assets that do not have finite lives not be amortized, but rather assessed for impairment at least annually or more frequently if certain impairment indicators are present. The Company performs an annual impairment test during the fourth quarter or whenever impairment indicators are present. There was no impairment of goodwill for the year ended December 31, 2019.

For the year ended December 31, 2019, there were additions of $5.3 million to goodwill as a result of the Pinnacle West acquisition, refer to Note 3 - Business Combinations for further information.

Variable Interest Entities—The Company accounts for variable interest entities in accordance with ASC 810, Consolidation. Under ASC 810, a variable interest entity (“VIE”) is created when: (a) the equity investment at risk in the entity is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties, including the equity holders; (b) the entity’s equity holders as a group either (i) lack the direct or indirect ability to make decisions about the entity, (ii) are not obligated to absorb expected losses of the entity or (iii) do not have the right to receive expected residual returns of the entity; or (c) the entity’s equity holders have voting rights that are not proportionate to their economic interests, and the activities of the entity involve or are conducted on behalf of the equity holder with disproportionately few voting rights. If an entity is deemed to be a VIE pursuant to ASC 810, the enterprise that has both (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb the expected losses of the entity or right to receive benefits from the entity that could be potentially significant to the VIE is considered the primary beneficiary and must consolidate the VIE.

Under ASC 810, a non-refundable deposit paid to an entity may be deemed to be a variable interest that will absorb some or all of the entity’s expected losses if they occur. The Company's land purchase and lot option deposits generally represent its maximum exposure to the land seller if it elects not to purchase the optioned property. In some instances, the Company may also expend funds for due diligence, development and construction activities with respect to optioned land prior to takedown. Such costs are classified as real estate inventories, which the Company would have to write off should it not exercise the option. Therefore, whenever the Company enters into a land option or purchase contract with an entity and make a non-refundable deposit, a VIE may have been created.

As of December 31, 2019 and 2018, the Company was not required to consolidate any VIEs. In accordance with ASC 810, the Company performs ongoing reassessments of whether it is the primary beneficiary of a VIE.

Property and Equipment—Property and equipment are recorded at cost and depreciated to general and administrative expense using the straight-line method over their estimated useful lives ranging from two to five years. Leasehold improvements are stated at cost and amortized to general and administrative expense using the straight-line method over the shorter of either their estimated useful lives or the term of the lease. For the years ended December 31, 2019, 2018, and 2017 the Company incurred depreciation expense of $1.1 million, $0.5 million, and $0.2 million, respectively.

Capitalized Selling and Marketing Costs—Capitalized selling and marketing costs were reclassified from real estate inventories to other assets in accordance with the Company's adoption of ASU 2014-09, Revenue from Contracts with Customers (Topic 606) in 2018. Effective January 1, 2018, costs incurred for tangible assets directly used in the sales process such as the Company's sales offices, and model landscaping and furnishings are capitalized to other assets in the accompanying consolidated balance sheets under ASC 340, Other Assets and Deferred Costs. These costs are amortized to selling and marketing expenses generally over the actual estimated life of the selling community. For the years ended December 31, 2019, 2018, and 2017 the Company incurred amortization expense of $1.9 million, $1.1 million, and $0.0 million, respectively. All other selling and marketing costs, such as commissions and advertising, are expensed as incurred.

Warranty Accrual—Estimated future direct warranty costs are accrued and charged to cost of sales in the period when the related homebuilding revenues are recognized. Amounts are accrued based upon the Company's historical rates. Historical experience of the Company's peers is also considered due to the limited internal history of homebuilding sales. The adequacy of the warranty accrual is assessed on a quarterly basis and the amounts recorded are adjusted if necessary. The warranty accrual is included in accrued expenses and other liabilities in the accompanying consolidated balance sheets and adjustments to its warranty accrual are recorded through cost of sales.

Revenue Recognition—Effective January 1, 2018, the Company adopted the requirements of ASC 606 under the modified retrospective method. For additional detail on the new standard and the impact to the Company's consolidated financial statements, refer to the section "Recent Accounting Pronouncements" below. Under ASC 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To do this, the Company performs the following five steps as outlined in ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

Home Sales and Profit Recognition

In accordance with ASC 606, home sales revenue is recognized when the Company's performance obligations within the underlying sales contracts are fulfilled. The Company considers its obligations fulfilled when closing conditions are complete, title has transferred to the homebuyer, and collection of the purchase price is reasonably assured. Sales incentives are recorded as a reduction of revenues when the respective home is closed. The profit recorded is based on the calculation of cost of sales, which is dependent on the Company's estimate of total cost, as described in more detail above in the section "Real Estate Inventories and Cost of Sales". When it is determined that the earnings process is not complete, the related revenue and profit are deferred for recognition in future periods.

For periods prior to January 1, 2018, the Company recognized home sales and other real estate sales revenue in accordance with ASC 360. Under ASC 360, revenue from home sales and other real estate sales was recorded and a profit was recognized when the sales process was complete under the full accrual method. The sales process was considered complete for home sales and other real estate sales when all conditions of escrow were met, including delivery of the home or other real estate asset, title passes, appropriate consideration is received and collection of associated receivables, if any, was reasonably assured.

Lot Sales and Profit Recognition

In accordance with ASC 606, revenues from lot sales are recorded and a profit is recognized when performance obligations are satisfied, which includes transferring a promised good or service to a customer. Lot sales are recognized when all conditions of escrow are met, including delivery of the real estate asset in the agreed-upon condition, passage of title, receipt of appropriate consideration, and collection of associated receivables, if any, is probable, and other applicable criteria are met. Sales incentives are a reduction of revenues when the respective lot sale is recognized. Based upon the terms of the agreement, when it is determined that the performance obligation is not satisfied, the sale and the related profit are deferred for recognition in future periods.

Under the terms of certain lot sale contracts, the Company is obligated to perform certain development activities after the close of escrow. Due to this continuing involvement, the Company recognizes lot sales under the percentage-of-completion method, whereby revenue is recognized in proportion to total costs incurred divided by total costs expected to be incurred. As of December 31, 2019, the Company had no deferred revenue from lot sales, compared to $15.9 million as of December 31, 2018. The Company recognizes these amounts as development progresses. During 2019, the Company recognized $15.9 million of deferred revenue from its lot sales in prior years.

Income Taxes—The Company records income taxes in accordance with ASC 740, Income Taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and attributable to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which the temporary differences are expected to be recovered or paid.

Each year the Company assesses its deferred tax asset to determine whether all or any portion of the asset is more likely than not (defined as a likelihood of more than 50%) unrealizable under ASC 740. The Company is required to establish a valuation allowance for any portion of the tax asset determined to be more likely than not unrealizable. The Company's assessment considers, among other things, the nature, frequency and severity of prior cumulative losses, forecasts of future taxable income, the duration of statutory carryforward periods, utilization experience with net operating losses and tax credit carryforwards and the planning alternatives, to the extent these items are applicable. The ultimate realization of deferred tax assets depends primarily on the generation of future taxable income during the periods in which the differences become deductible. The value of the Company's deferred tax assets will depend on applicable income tax rates. Judgment is required in determining the future tax consequences of events that have been recognized in the Company's consolidated financial statements and/or tax returns. Differences between anticipated and actual outcomes of these future tax consequences could have a material impact on the Company's consolidated financial statements.

Long-term Incentive Plan—During 2018, LHC created a long-term incentive compensation program designed to align the interests of LHC, the Company and its executives by enabling key employees to participate in the Company's future growth through the issuance of phantom equity awards. LHC’s phantom equity awards issued on or after January 1, 2018 are accounted for pursuant to ASC Subtopic 710-10-25-9 to 25-11, Deferred Compensation Arrangements, as the value is not based on the shares of comparable public entities or other equity instruments, but is based on the book value of equity of LHC. LHC measures the value of phantom equity awards on a quarterly basis using the intrinsic value method and pushes down the expense to the Company as the employee's participating in the long-term incentive compensation program primarily benefit the Company. This expense is recorded in general and administrative expenses on the consolidated statements of operations and was $1.6 million and $0.3 million for the years ended December 31, 2019 and 2018, respectively. The Company has $1.9 million and $0.3 million accrued for payment under the long-term incentive plan in accrued expenses and other liabilities on the consolidated balance sheets as of December 31, 2019 and 2018, respectively.

Recent Accounting Pronouncements—In May 2014, the FASB issued ASC 606, which supersedes existing accounting literature relating to how and when a company recognizes revenue. Under ASC 606, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. Additionally, ASC 606 supersedes existing industry-specific accounting literature related to how a company expenses certain selling and marketing costs. Effective January 1, 2018, the Company adopted the requirements of ASC 606 using the modified retrospective approach.

Under the modified retrospective approach of ASC 606, the Company recognized the cumulative effect of initially applying the new standard as a $2.3 million decrease to the opening balance of total equity as of January 1, 2018. The comparative information has not been restated and continues to be reported as it was previously, under the appropriate accounting standards in effect for those periods. The adjustment to total equity related to a $1.0 million write-down of certain recoverable selling and marketing costs included in real estate inventories and real estate inventories not owned that were formerly capitalized under ASC 360, but that no longer qualify for capitalization under the Company's accounting policy reflecting the changes upon the adoption of ASC 606. The adjustment to total equity also included the reversal of a $1.3 million gain on sale of an option previously recognized in 2017, which resulted in an offsetting increase in accrued expenses and other liabilities on the consolidated balance sheet. For the year ended December 31, 2018, the Company expensed $1.4 million more in selling and marketing costs than it would have recognized as required by the previous guidance, ASC 360.

In addition, the accounting policy change resulted in depreciation expense for capitalized selling and marketing assets to be included in the line item "depreciation and amortization" in the consolidated statements of cash flows in the years ended December 31, 2019 and 2018 compared to including the expense in the net change to the other assets line item for the year ended December 31, 2017. The adoption of ASC 606 did not have a material impact on other areas of the Company's consolidated balance sheet, consolidated statement of operations or statement of cash flows for the year ended December 31, 2018.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASC 842 requires organizations that lease assets (referred to as "lessees") to present lease assets and lease liabilities on the balance sheet at their gross value based on the rights and obligations created by those leases. Under ASC 842 a lessee will be required to recognize assets and liabilities for leases with greater than 12-month terms. Lessor accounting remains substantially similar to current GAAP. Additional disclosures including qualitative and quantitative information regarding leasing activities are also required. ASC 842 is effective for annual reporting periods beginning after December 15, 2018 and mandates a modified retrospective transition method, early adoption was permitted. In July 2018, the FASB issued ASU 2018-11which provides for an additional transition method that allows companies to apply the new lease standard at the adoption date, eliminating the requirement to apply the standard to the earliest period presented in the financial statements. The Company adopted ASC 842 beginning on January 1, 2019 and recorded a right-of-use asset and lease liability of $4.6 million on the consolidated balance sheet as of January 1, 2019. The Company's lease agreements impacted by ASC 842 primarily relate to the Company's office locations and office equipment where the Company is the lessee. The Company determined all applicable agreements would be considered operating leases. The Company elected the package of practical expedients permitted under the transition guidance which allows the Company to not reassess: (i) whether any existing or expired contracts are or contain leases; (ii) lease classification of any expired or existing leases; or (iii) initial direct costs for any existing leases. The Company also elected the practical expedient permitted under the transition guidance which allows the Company to not separate non-lease components from lease components, and made an accounting policy election to not record leases on the balance sheet with an initial term of 12 months or less.

In June 2016, the FASB issued ASU 2016-13, which changes the methodology for recognizing credit losses and is effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted. The Company adopted ASU 2016-13 on January 1, 2020, which did not have a material impact to the consolidated financial statements as a result of adoption.

In August 2016, the FASB issued ASU 2016-15, which reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash. ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs are effective for annual reporting periods beginning after December 15, 2017. Early adoption was permitted. The Company adopted ASU 2016-15 and ASU 2016-18 on January 1, 2018 and its adoption resulted in $9.0 million of previously reported investing activities being presented in the net increase in cash, cash equivalents and restricted cash on the Company's consolidated statement of cash flows for the year ended December 31, 2017.

In October 2016, the FASB issued ASU 2016-16, Intra-Entity Transfers of Assets Other than Inventory. ASU 2016-16 eliminates the prohibition on the recognition of income taxes for intra-entity asset transfers, specifically current and deferred income tax consequences of the intra-entity transfers will be reflected when the transaction occurs. This ASU is effective for annual reporting periods beginning after December 15, 2017 and must be adopted using a modified retrospective approach. The Company adopted the amendments in this update for the year ended December 31, 2018. The adoption did not have a material impact on the Company's consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates Step 2 from the goodwill impairment test. This change will allow an entity to avoid performing a hypothetical purchase price allocation to measure goodwill impairment and therefore reduce the cost and complexity of evaluating goodwill for impairment. This amendment is effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted. The Company does not believe the adoption of ASU 2017-04 will have a material impact on the Company's consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. ASU 2017-05 clarifies the guidance for derecognition of nonfinancial assets and in-substance nonfinancial assets when the asset does not meet the definition of a business and is not a not-for-profit activity. ASU 2017-05 is effective for annual reporting periods beginning after December 15, 2017. Early adoption was permitted. The Company adopted ASU 2017-05 on January 1, 2018 under the modified retrospective approach. There was no effect of initially applying the new standard and there was no impact to the Company's consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05, Income Taxes (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which amends Income Taxes (ASC 740) by incorporating the Securities and Exchange Commission’s (“SEC”) Staff Accounting Bulletin 118 (“SAB 118”) issued on December 22, 2017. SAB 118 provides guidance on accounting for the effects of the Tax Cuts and Jobs Act of 2017 (the “Tax Act”). The amendments resulting from ASU 2018-05 became effective upon issuance. The Company recognized the income tax effects of the Tax Act in the 2017 financial statements in accordance with SAB 118. Refer to Note 12, Income Taxes for further information.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in ASU 2018-13 modify certain disclosure requirements of fair value measurements and are effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted for any removed or modified disclosures. The Company does not believe the adoption of ASU 2018-13 will have a material impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract . ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This new guidance will be effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption was permitted. The Company does not believe the adoption of ASU 2018-15 will have a material impact to the consolidated financial statements.

LS Boston Point LLC [Member]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies:

Nature of Operations

On January 5, 2016, an Amended and Restated Limited Liability Company Agreement was executed for LS-Boston Point LLC (the “Company”), a Delaware Limited Liability Company, between LS-PA Boston Point LLC (“Managing Member”) and PARE Fenway US LLC (“Investor Member”), collectively the “Members.” As a limited liability company, the members have limited personal liability for the obligations of the entity. The Company was formed for the purpose of investing in, through its interest in Fenway Point Partners LLC, the Pierce Boston Development Project (the “Project”) located in Boston, Massachusetts. The Project is a mixed-use construction project consisting of 109 for-sale apartment units, 240 rental apartment units, approximately 20,000 square feet of retail space and a subterranean garage totaling approximately 79 parking spaces.

On December 4, 2018, Fenway Point Partners LLC distributed out the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. Immediately thereafter, Fenway Point Partners LLC redeemed the partnership interest in Fenway Point Partners LLC from the Company (see Note 2).

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Fair Value Measurements

The carrying amounts of the Company’s cash and due to member approximate the fair value due to their short-term nature.

Impairment of Assets

The Company reviews its investments in non-controlled joint ventures for indicators of impairment during each reporting period. The Company is subject to risks incidental to the ownership, development, and sales of real estate. These include, among others, the risks normally associated with changes in the general economic climate in the community in which the Company operates, trends in the real estate industry, changes in tax laws, interest rate levels, availability of financing, and potential liability under environmental and other laws. ASC 323-10, Investments – Equity Method and Joint Ventures, requires that a loss in value of the carrying amount of an investment should be recognized by writing down the carrying amount of the investment to its fair value.

During the year ended December 31, 2019, the Company concluded that no indicators of impairment were present and therefore no impairment charges were taken relating to the investment.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from management’s estimates.

The real estate industry has historically been cyclical and sensitive to changes in economic conditions such as interest rates, credit availability, and unemployment levels. Changes in these economic conditions could affect the assumptions used by management in preparing the accompanying financial statements.

Variable Interest Entities

The Company accounts for variable interest entities in accordance with ASC 810, Consolidation (“ASC 810”). The Company determines whether an entity in which the Company holds a direct or indirect variable interest is a VIE based on several factors. Under ASC 810, a variable interest entity (“VIE”) is created when: (a) the equity investment at risk in the entity is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties, including the equity holders; (b) the entity’s equity holders as a group either (i) lack the direct or indirect ability to make decisions about the entity, (ii) are not obligated to absorb expected losses of the entity or (iii) do not have the right to receive expected residual returns of the entity; or (c) the entity’s equity holders have voting rights that are not proportionate to their economic interests, and the activities of the entity involve or are conducted on behalf of the equity holder with disproportionately few voting rights. If an entity is deemed to be a VIE pursuant to ASC 810, the enterprise that has both (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb the expected losses of the entity or right to receive benefits from the entity that could be potentially significant to the VIE is considered the primary beneficiary and must consolidate the VIE.

The Company considers a variety of factors with any investment in determination of a VIE and reconsiders such considerations continually. The Company will consolidate any VIE where it is determined the Company is the primary beneficiary and disclose when the Company is not the primary beneficiary, as well as disclose the maximum exposure to loss related to the VIE that is not consolidated.

The Company uses the equity method to account for investments in non-controlled joint ventures that qualify as VIE's where the Company is the not the primary beneficiary. Our involvement in the VIE noted in Note 2 is based on equal voting rights and therefore we have determined that we are not the primary beneficiary and do not consolidate the VIE. Our share of the earnings from these equity-method basis companies is included in consolidated net income. Our maximum exposure is equal to our investment in the unconsolidated joint venture as shown on the balance sheet as investment in non-controlled joint ventures.

Income Taxes

The Company, with the consent of its members, has elected to be treated as a partnership for federal income tax purposes. No provision for income taxes has been made for the Company since such taxes, if any, are the responsibility of the individual members. The Company’s income tax returns are subject to examination by taxing authorities.

Recent Accounting Pronouncement

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry specific guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. ASU 2020-05 deferred the effective date by one year and permitted early adoption of the standard, but not before the original effective date; therefore, will be effective for annual reporting periods beginning after December 15, 2019. Early adoption was permitted. The Company does not expect the adoption of this standard to have a material impact on our financial statements.

Note 1 - Summary of Significant Accounting Policies:

Nature of Operations

On January 5, 2016, an Amended and Restated Limited Liability Company Agreement was executed for LS-Boston Point LLC (the “Company”), a Delaware Limited Liability Company, between LS-PA Boston Point LLC (“Managing Member”) and PARE Fenway US LLC (“Investor Member”), collectively the “Members.” As a limited liability company, the members have limited personal liability for the obligations of the entity. The Company was formed for the purpose of investing in, through its interest in Fenway Point Partners LLC, the Pierce Boston Development Project (the “Project”) located in Boston, Massachusetts. The Project is a mixed-use construction project consisting of 109 for-sale apartment units, 240 rental apartment units, approximately 20,000 square feet of retail space and a subterranean garage totaling approximately 79 parking spaces.

On December 4, 2018, Fenway Point Partners LLC distributed out the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. Immediately thereafter, Fenway Point Partners LLC redeemed the partnership interest in Fenway Point Partners LLC from the Company (see Note 2).

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Fair Value Measurements

The carrying amounts of the Company’s cash, accounts payable and accrued expenses and due to member approximate the fair value due to their short-term nature.

Impairment of Assets

The Company reviews its investments in non-controlled joint ventures for indicators of impairment during each reporting period. The Company is subject to risks incidental to the ownership, development, and sales of real estate. These include, among others, the risks normally associated with changes in the general economic climate in the community in which the Company operates, trends in the real estate industry, changes in tax laws, interest rate levels, availability of financing, and potential liability under environmental and other laws. ASC 323-10, Investments – Equity Method and Joint Ventures, requires that a loss in value of the carrying amount of an investment should be recognized by writing down the carrying amount of the investment to its fair value.

During the years ended December 31, 2018 and 2017, the Company concluded that no indicators of impairment were present and therefore no impairment charges were taken relating to the investment.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from management’s estimates.

The real estate industry has historically been cyclical and sensitive to changes in economic conditions such as interest rates, credit availability, and unemployment levels. Changes in these economic conditions could affect the assumptions used by management in preparing the accompanying financial statements.

Variable Interest Entities

The Company accounts for variable interest entities in accordance with ASC 810, Consolidation (“ASC 810”). The Company determines whether an entity in which the Company holds a direct or indirect variable interest is a VIE based on several factors. Under ASC 810, a variable interest entity (“VIE”) is created when: (a) the equity investment at risk in the entity is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties, including the equity holders; (b) the entity’s equity holders as a group either (i) lack the direct or indirect ability to make decisions about the entity, (ii) are not obligated to absorb expected losses of the entity or (iii) do not have the right to receive expected residual returns of the entity; or (c) the entity’s equity holders have voting rights that are not proportionate to their economic interests, and the activities of the entity involve or are conducted on behalf of the equity holder with disproportionately few voting rights. If an entity is deemed to be a VIE pursuant to ASC 810, the enterprise that has both (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb the expected losses of the entity or right to receive benefits from the entity that could be potentially significant to the VIE is considered the primary beneficiary and must consolidate the VIE.

The Company considers a variety of factors with any investment in determination of a VIE and reconsiders such considerations continually. The Company will consolidate any VIE where it is determined the Company is the primary beneficiary and disclose when the Company is not the primary beneficiary, as well as disclose the maximum exposure to loss related to the VIE that is not consolidated.

The Company uses the equity method to account for investments in non-controlled joint ventures that qualify as VIE's where the Company is the not the primary beneficiary. Our involvement in the VIE noted in Note 2 is based on equal voting rights and therefore we have determined that we are not the primary beneficiary and do not consolidate the VIE. Our share of the earnings from these equity-method basis companies is included in consolidated net income. Our maximum exposure is equal to our investment in the unconsolidated joint venture as shown on the balance sheet as investment in non-controlled joint ventures.

Income Taxes

The Company, with the consent of its members, has elected to be treated as a partnership for federal income tax purposes. No provision for income taxes has been made for the Company since such taxes, if any, are the responsibility of the individual members. The Company’s income tax returns are subject to examination by taxing authorities.

The Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law on December 22, 2017. Management does not expect the Act to have a financial impact on the Company since the tax effect of the Company’s activities are passed through to the members.

Reclassification

Certain amounts in the 2017 consolidated financial statements have been reclassified in order to conform to the 2018 presentation.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry specific guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. In July 2015, the FASB deferred the effective date by one year and permitted early adoption of the standard, but not before the original effective date; therefore, ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2018. Early adoption was permitted. The Company does not expect the adoption of this standard to have a material impact on our financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, or ASU 2016-15, which intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 was effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption was permitted, including adoption in an interim period. The Company adopted ASU 2016-15 on January 1, 2018, which did not have a material impact on our financial statements.